VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Brazil: 20.0%
695,166	Cia Siderurgica Nacional SA (ADR) †	$2,196,725
755,713	Gerdau SA (ADR) †	2,380,496
488,105	Vale SA (ADR)	5,613,207
		10,190,428
India: 6.2%
362,664	Vedanta Ltd. (ADR)	3,147,924
Luxembourg: 17.1%
173,188	ArcelorMittal (USD) †	2,466,197
119,899	Tenaris SA (ADR) †	2,539,461
191,484	Ternium SA (ADR)	3,674,578
		8,680,236
South Korea: 4.4%
48,036	POSCO (ADR)	2,265,378
United Kingdom: 11.0%
107,010	Rio Tinto Plc (ADR)	5,574,151
United States: 41.4%
225,067	AK Steel Holding Corp. *	510,902
114,726	Allegheny Technologies, Inc. *	2,323,201
43,593	Carpenter Technology Corp.	2,252,014
208,715	Cleveland-Cliffs, Inc. †	1,506,922
83,465	Commercial Metals Co.	1,450,622
23,458	Gibraltar Industries, Inc. *	1,077,661
49,468	Nucor Corp.	2,518,416
7,852	Olympic Steel, Inc.	113,069
23,318	Reliance Steel & Aluminum Co.	2,323,872
26,708	Ryerson Holding Corp. *	227,819
19,046	Schnitzer Steel Industries, Inc.	393,490
77,190	Steel Dynamics, Inc.	2,300,262
46,190	SunCoke Energy, Inc. *	260,512
31,812	TimkenSteel Corp. *	200,097
124,489	United States Steel Corp. †	1,437,848
36,822	Warrior Met Coal, Inc.	718,765
39,564	Worthington Industries, Inc.	1,426,282
		21,041,754
Total Common Stocks (Cost: $67,708,559)		50,899,871
MONEY MARKET FUND: 0.3% (Cost: $160,983)
160,983	Dreyfus Government Cash Management Fund - Institutional Shares	160,983
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $67,869,542)		51,060,854

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 19.9%
Repurchase Agreements: 19.9%
$2,412,627	Repurchase agreement dated 9/30/19 with BofA Securities, Inc., 2.32%, due 10/1/19, proceeds $2,412,782; (collateralized by various U.S. government and agency obligations, 2.00% to 5.00%, due 4/1/24 to 10/1/49, valued at $2,460,880 including accrued interest)	2,412,627
2,412,627	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.32%, due 10/1/19, proceeds $2,412,782; (collateralized by various U.S. government and agency obligations, 2.50% to 9.00%, due 6/1/24 to 10/1/49, valued at $2,460,881 including accrued interest)	2,412,627
2,412,627	Repurchase agreement dated 9/30/19 with Daiwa Capital Markets America, Inc., 2.37%, due 10/1/19, proceeds $2,412,786; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 11/21/19 to 10/1/49, valued at $2,460,880 including accrued interest)	2,412,627
506,497	Repurchase agreement dated 9/30/19 with HSBC Securities USA, Inc., 2.35%, due 10/1/19, proceeds $506,530; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 8/31/20 to 9/9/49, valued at $516,627 including accrued interest)	506,497
2,412,627	Repurchase agreement dated 9/30/19 with J.P. Morgan Securities LLC, 2.35%, due 10/1/19, proceeds $2,412,784; (collateralized by various U.S. government and agency obligations, 2.75% to 2.88%, due 5/31/23 to 10/31/23, valued at $2,460,880 including accrued interest)	2,412,627
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $10,157,005)		10,157,005
Total Investments: 120.3% (Cost: $78,026,547)		61,217,859
Liabilities in excess of other assets: (20.3)%		(10,348,730)
NET ASSETS: 100.0%		$50,869,129

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,734,259.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.0%	$2,539,461
Industrials	2.1	1,077,661
Materials	92.6	47,282,749
Money Market Fund	0.3	160,983
	100.0%	$51,060,854